Other non-financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Non-Financial Liabilities [Line Items]
Compensation-related liabilities	$ 10,484	$ 9,592
of which: Deferred Contingent Capital Plan	2,130	1,847
of which: financial advisor compensation plans	1,799	1,621
of which: other compensation plans	4,731	4,393
of which: net defined benefit liability	710	763
of which: other compensation-related liabilities	1,114	969
Current tax liabilities	1,152	1,671
Deferred tax liabilities	471	340
VAT, withholding tax and other tax payables	1,040	1,156
Deferred income	683	555
Liabilities of disposal group held for sale		1,199
Other	140	320
Total other non-financial liabilities	$ 13,970	$ 14,834